Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 15 — Related party balances and transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr Zhang Jian (“Mr Zhang”)	Shareholder and Director
Ms Xu Yukai (“Mrs Zhang”)	Shareholder
Mr Huang Dong (“Mr Huang”)	Shareholder and Director
Ms Ang Siew Sang (“Ms Ang”)	Director
PTH Safety equipment Sdn Bhd	Shareholder and director is Mr Zhang and Mr Huang
Zhikai International Trade (Shanghai) Co., Ltd	Shareholder and director is Mr Zhang
Rectitude Safety Equipment Co., Ltd	Shareholder and director is Mr Zhang
Greenly Trading Company	Shareholder is Ms Ang

a.	Related party balances

		As of March 31,
Nature	Name	2025	2026	2026
		S$	S$	US$
Advances to	Zhikai International Trade (Shanghai) Co., Ltd(1)	55,507	57,514	44,582

Advances to	PTH Safety Equipment Sdn Bhd(2)	181,304	641,756	497,457

Advance to	Rectitude Safety Equipment Co., Ltd(3)	—	7,377	5,719
Total		236,811	706,647	547,758

(1)	On April 1, 2021, the Company entered into a sales and supply service agreement with Zhikai International Trade (Shanghai) Co.,Ltd, whose shareholder and director is Mr Zhang, to provide products supplies services to the Company. The balances due from Zhikai International Trade (Shanghai) Co.,Ltd represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.

(2)	On April 1, 2021, the Company entered into a sales and supply service agreement with PTH Safety Equipment Sdn Bhd, whose shareholders and directors are Mr Zhang and Mr Huang, to provide products supplies services to PTH Safety Equipment Sdn Bhd. The balances due from PTH Safety Equipment Sdn Bhd. represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.

(3)	The Company entered into a sales and supply service agreement with Rectitude Safety Equipment Co, Ltd, whose shareholder and director is Mr Zhang, to provide products supplies services to Rectitude Safety Equipment. The balances due from Rectitude Safety Equipment Co, Ltd. represent payment on behalf of operating expense.

b.	Related party transactions

		For the years ended March 31,
Nature	Name	2024	2025	2026	2026
		S$	S$	S$	US$
Accountancy fees	Greenly Trading Company	(331,100)	(72,600)	(72,600)	(56,276)

Tax fee	Greenly Trading Company	—	—	(24,000)	(18,603)

Sales to	PTH Safety Equipment Sdn Bhd	184,854	88,680	978,643	758,595

Purchases from	PTH Safety Equipment Sdn Bhd	(101,335)	(24,565)	—	—

Purchases from	Zhikai International Trade (Shanghai) Co., Ltd	(840,241)	(1,139,643)	(290,034)	(224,820)